Share Capital and Dividends - Summary of Shares Converted After Acquisition (Details) - shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Ending balance (in shares)	95,195,816	92,725,616	58,695,438